Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains)	$ 3	$ 2	$ 7
Net of income tax (provision) gains on derivatives designated as cash flow hedges	46	59	(76)
Net of income tax provision (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	28	19	(9)
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	(80)	(18)	17
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	(99)	3	46
Net of income tax (provision) recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	89	(8)	25
Debt securities [member]
Statement [Line Items]
Net of income tax (provision), unrealized gains on fair value through OCI securities	$ (20)	$ 4	$ (38)